Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Quarterly Financial Data
Total interest income	$ 7,922	$ 7,297	$ 6,445	$ 5,997	$ 6,153	$ 6,234	$ 6,233	$ 6,088
Total interest expense	1,381	928	477	487	516	629	676	775	$ 3,273	$ 2,596
Net interest income	6,541	6,369	5,968	5,510	5,637	5,605	5,557	5,313	24,388	22,112
(Credit) provision charged to expense	15	15	(485)	(500)	(400)	(400)	(250)	(205)	(955)	(1,255)
Noninterest income	1,065	1,043	988	987	1,351	2,287	1,142	926
Noninterest expense	5,052	4,879	4,849	5,110	4,451	4,942	4,550	4,449	19,890	18,392
Income before income taxes	2,539	2,518	2,592	1,887	2,937	3,350	2,399	1,995	9,536	10,681
Income Tax Benefits	233	215	295	136	481	448	214	87	879	1,230
Net income	$ 2,306	$ 2,303	$ 2,297	$ 1,751	$ 2,456	$ 2,902	$ 2,185	$ 1,908	$ 8,657	$ 9,451
Earnings per share
Basic Earnings Per Share (in dollars per share)	$ 0.40	$ 0.40	$ 0.40	$ 0.30	$ 0.41	$ 0.50	$ 0.38	$ 0.33	$ 1.50	$ 1.62
Diluted Earnings Per Share (in dollars per share)	$ 0.40	$ 0.40	$ 0.40	$ 0.30	$ 0.41	$ 0.50	$ 0.38	$ 0.33	$ 1.50	$ 1.62